Non-controlling interests	6 Months Ended
Jun. 30, 2018
Non-controlling interests [abstract]
Non-controlling interests

7. Non-controlling interests

	Profit attributable to non-controlling interests		Equity attributable to non-controlling interests
	Half year ended	Half year ended	As at	As at
	30.06.18	30.06.17	30.06.18	31.12.17
	£m	£m	£m	£m
Barclays Africa Group Limited	-	140	-	-
Other non-controlling interests	(1)	2	2	1
Total	(1)	142	2	1